Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax [Abstract]
Schedule of income tax expense
	Year ended December 31,
	2020	2021	2022
	USD	USD	USD
Current income tax expense	$592,701	$257,344	$-
Deferred income tax benefit	-	-	-
Total	$592,701	$257,344	$-

Schedule of statutory rates to the Company’s effective tax rate
	Year ended December 31,
	2020	2021	2022
	USD	USD	USD
China Income tax statutory rate	25.0%	25.0%	(25%)
Nondeductible expenses-permanent difference	0.1%	0.1%	0.1%
Change in valuation allowance	2.1%	6.5%	24.9%
Effective tax rate	27.2%	31.6%	-

Schedule of deferred tax assets
	As of December 31,
	2021	2022
	USD	USD
Deferred tax assets
Deferred tax assets derived from net operating loss (“NOL”) carry forwards and deferred revenue	$13,724	$650,601
Total gross deferred tax assets	13,724	650,601
Valuation allowance on deferred tax assets	-	(637,915)
Deferred tax assets, net of valuation allowance	$13,724	$12,686